QUARTERLY FINANCIAL DATA (UNAUDITED) (FY)	12 Months Ended
Dec. 31, 2020
QUARTERLY FINANCIAL DATA (UNAUDITED) [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
17.	QUARTERLY FINANCIAL DATA (UNAUDITED)
The following table summarizes the Company’s quarterly financial results for the period from July 31, 2020 to September 30, 2020 and the quarter ended December 31, 2020:
	Period from July 31, 2020 to September 30, 2020	Quarter Ended December 31, 2020
Total revenue	$1,594,769	$3,655,339
Total expenses	1,052,319	1,327,100
Provision for current expected credit losses	—	(465,397)
Realized gains / (losses) on loans at fair value, net	—	345,000
Change in unrealized gains / (losses) on loans at fair value, net	1,563,800	(460)
Net Income / (loss)	2,106,250	2,207,382
Basic earnings per common share (in dollars per share)(1)	$ 0.39	$ 0.37
Basic weighted average shares of common stock outstanding (in shares)	5,376,411	5,908,822
(1)
The sum of per share amounts for the period from July 31, 2020 to September 30, 2020 and the quarter ended December 31, 2020 may differ from the annual per share amounts due to the required method of computing weighted-average number of common shares outstanding in the respective periods and share offerings that occurred during the year.